Significant Accounting Policies - Summary of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance as of beginning of the year	$ 939	$ 883
Provision for doubtful accounts	799	129
Write-offs of uncollectable accounts	(190)	(73)
Balance as of the end of the year	$ 1,548	$ 939